DISPOSALS OF CONDOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2016
DISPOSALS OF CONDOLIDATED ENTITIES [Text Block]

4. DISPOSALS OF CONDOLIDATED ENTITIES

On March 31, 2016, the Company disposed of Information Security Software Investment Limited (“ISSI”), a wholly-owned subsidiary, to an unrelated third party. On August 1, 2016, the Company also disposed of Dongguan Information Security Technology (China) Co., Ltd. (“IST DG”) to an unrelated third party. Both IST DG and ISSI were holding companies. The Company divested these two subsidiaries as being determined that they were no longer necessities for the organization. There was no consideration exchanged for the disposals that resulted in a total loss of approximately $0.6 million for the year ended December 31, 2016. In accordance with ASC 810-10-40, Deconsolidation of a Subsidiary, the Company derecognized the net assets associated with ISSI and IST DG on March 31, 2016 and on August 1, 2016, respectively, when the Company ceased to have controlling financial interest in these entities.

On January 31, 2015, the Company deregistered Information Security Int’l Investment & Development Ltd (ISIID) in line with its business restructure. The deregistration did not result in any gain or loss for the year ended December 31, 2015.